Financial Assets and Liabilities - Summary of Net Debt (Parenthetical) (Details) - USD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings recognized as current liability	$ 27,000	$ 14,007
Hercules Capital, Inc.
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings recognized as current liability	$ 20,500
Principal repayment date	2020-10